Derivatives	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Derivatives

14	Derivatives

Notional contract amounts and fair values of derivatives by product contract type
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Foreign exchange	6,601,151	1,799	68,197	62	68,259	(66,691)	(17)	(66,708)
Interest rate	9,113,678	75,080	154,860	856	155,716	(151,077)	(1,116)	(152,193)
Equities	543,083	—	11,503	—	11,503	(13,937)	—	(13,937)
Credit	115,062	—	1,099	—	1,099	(1,356)	—	(1,356)
Commodity and other	76,435	—	1,584	—	1,584	(1,325)	—	(1,325)
Offset (Note 28)					(64,045)			64,045
At 31 Dec 2023	16,449,409	76,879	237,243	918	174,116	(234,386)	(1,133)	(171,474)

Foreign exchange	6,101,153	582	88,244	2	88,246	(86,119)	(57)	(86,176)
Interest rate	10,141,018	56,144	206,689	433	207,122	(201,419)	(819)	(202,238)
Equities	465,626	—	7,751	—	7,751	(8,175)	—	(8,175)
Credit	146,522	—	865	—	865	(1,012)	—	(1,012)
Commodity and other	57,594	—	1,053	—	1,053	(1,065)	—	(1,065)
Offset (Note 28)					(79,799)			79,799
At 31 Dec 2022	16,911,913	56,726	304,602	435	225,238	(297,790)	(876)	(218,867)

The notional contract amounts of derivatives held for trading purposes and derivatives designated in hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
Derivative asset and liability fair values decreased during 2023, driven by yield curve movements and changes in foreign exchange rates.
Use of derivatives
We undertake derivatives activity for three primary purposes: to create risk management solutions for clients, to manage the portfolio risks arising from client business, and to manage and hedge our own risks.
Trading derivatives
Most of the group's derivative transactions relate to sales and trading activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Trading activities include market-making and risk management. Market-making entails quoting bid and offer prices to other market participants for the purpose of generating revenues based on spread and volume.
Risk management activity is undertaken to manage the risk arising from client transactions, with the principal purpose of retaining client margin. Other derivatives classified as held for trading include non-qualifying hedging derivatives.
Substantially all of the group's derivatives entered into with subsidiaries are managed in conjunction with financial liabilities designated at fair value.
Derivatives valued using models with unobservable inputs
The difference between the fair value at initial recognition (the transaction price) and the value that would have been derived had the valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases, is in the following table:

Unamortised balance of derivatives valued using models with significant unobservable inputs
	2023	2022
	£m	£m
Unamortised balance at 1 Jan	64	64
Deferral on new transactions	103	110
Recognised in the income statement during the year:	(113)	(111)
– amortisation	(60)	(59)
– subsequent to unobservable inputs becoming observable	(6)	—
– maturity, termination or offsetting derivative	(47)	(52)
– risk hedged	—	—
Exchange differences and other	—	1
Unamortised balance at 31 Dec[1]	54	64
1This amount is yet to be recognised in the consolidated income statement.
Hedge accounting derivatives
The group applies hedge accounting to manage the following risks: interest rate and foreign exchange. The Report of the Directors – Risk presents more details on how these risks arise and how they are managed by the group.
Hedged risk components
HSBC designates a portion of cash flows of a financial instrument or a group of financial instruments for a specific interest rate or foreign currency risk component in a fair value or cash flow hedge. The designated risks and portions are either contractually specified or otherwise separately identifiable components of the financial instrument that are reliably measurable. Risk-free or benchmark interest rates generally are regarded as being both separately identifiable and reliably measurable, except for the Ibor reform transition where HSBC designates Alternative Benchmark Rates as the hedged risk which may not have been separately identifiable upon initial designation, provided HSBC reasonably expects it will meet the requirement within 24 months from the first designation date. The designated risk component accounts for a significant portion of the overall changes in fair value or cash flows of the hedged item(s).
Fair value hedges
The group enters into fixed-for-floating-interest-rate swaps to manage the exposure to changes in fair value due to movements in market interest rates on certain fixed rate financial instruments which are not measured at fair value through profit or loss, including debt securities held and issued.

Hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	£m	£m	£m		£m
Interest rate[3]	32,750	849	(1,078)	Derivatives	(359)
At 31 Dec 2023	32,750	849	(1,078)		(359)

Interest rate[3]	26,649	428	(799)	Derivatives	981
At 31 Dec 2022	26,649	428	(799)		981
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2    Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3    The hedged risk ‘interest rate’ includes inflation risk.

Hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss	Profit and loss presentation
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation
Hedged risk	£m	£m	£m	£m		£m	£m
Interest rate[3]	22,540	—	(179)	—	Financial assets at fair value through other comprehensive income	672	21	Net income from financial instruments held for trading or managed on a fair value basis
	—	—	—	—	Loans and advances to banks	—
	650	—	(17)	—	Loans and advances to customers	19
	—	—	—	—	Reverse Repos	12
	—	1,320	—	(155)	Debt securities in issue	(51)
	—	6,414	—	(369)	Subordinated liabilities and deposits by banks[4]	(272)
At 31 Dec 2023	23,190	7,734	(196)	(524)		380	21

Interest rate[3]	15,446	—	(1,095)	—	Financial assets at fair value through other comprehensive income	(1,850)	31	Net income from financial instruments held for trading or managed on a fair value basis
	—	—	—	—	Loans and advances to banks	—
	713	—	(31)	—	Loans and advances to customers	(40)
	431	—	(15)	—	Reverse Repos	(14)
	—	1,576	—	(169)	Debt securities in issue	398
	—	5,686	—	(659)	Subordinated liabilities and deposits by banks[4]	556
At 31 Dec 2022	16,590	7,262	(1,141)	(828)		(950)	31
1Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
2    The accumulated amounts of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were £(3)m (2022: £10m) for 'Financial assets at fair value through other comprehensive income', is nil (2022: nil) for 'Deposits by banks' and £7m (2022: £13m) for 'Debt securities in issue'.
3 The hedged risk ‘interest rate’ includes inflation risk.
4 The notional amount of non-dynamic fair value hedges was £6,755m (2022: £6,312m) of which the weighted-average maturity is March 2026 and the weighted average swap rate is 0.39% (2022: 0.06%, negative). £6,755m (2022: £6,312m) of these hedges are internal to HSBC Group and composed by internal funding between HSBC Holdings and the group.
Cash flow hedges
The group's cash flow hedging instruments consist principally of interest rate swaps and cross-currency swaps that are used to manage the variability in future interest cash flows of non-trading financial assets and liabilities, arising due to changes in market interest rates and foreign-currency basis.
The group applies macro cash flow hedging for interest-rate risk exposures on portfolios of replenishing current and forecasted issuances of non-trading assets and liabilities that bear interest at variable rates, including rolling such instruments. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities on the basis of their contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate cash flows representing both principal balances and interest cash flows across all portfolios are used to determine the effectiveness and ineffectiveness. Macro cash flow hedges are considered to be dynamic hedges.
The group also hedges the variability in future cash-flows on foreign-denominated financial assets and liabilities arising due to changes in foreign exchange market rates with cross-currency swaps; these are considered dynamic hedges.

Hedging instrument by hedged risk[4]
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	£m	£m	£m		£m	£m	£m
Foreign exchange	1,799	62	(17)	Derivatives	109	109	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	42,332	7	(38)		522	505	17
At 31 Dec 2023	44,131	69	(55)		631	614	17

Foreign exchange	582	2	(57)	Derivatives	(84)	(84)	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	29,495	5	(20)		(1,345)	(1,334)	(11)
At 31 Dec 2022	30,077	7	(77)		(1,429)	(1,418)	(11)
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
4The amounts in the above table predominantly represent the bank's exposure..
Sources of hedge ineffectiveness may arise from basis risk including, but not limited to timing differences between the hedged items and hedging instruments, and hedges using instruments with a non-zero fair value.

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign exchange
	£m	£m
Cash flow hedging reserve at 1 Jan 2023	(901)	(49)
Fair value gains	505	109
Fair value losses/(gains) reclassified from cash flow hedge reserve to income statement in respect of:
– hedged items that have affected profit or loss	382	(83)
Income taxes	(252)	—
Other	(39)	(2)
Cash flow hedging reserve at 31 Dec 2023	(305)	(25)

Cash flow hedging reserve at 1 Jan 2022	32	(39)
Fair value losses	(1,334)	(84)
Fair value losses reclassified from cash flow hedge reserve to income statement in respect of:
– hedged items that have affected profit or loss	53	74
Income taxes	348	—
Cash flow hedging reserve at 31 Dec 2022	(901)	(49)
Interest rate benchmark reform: amendments to IFRS 9 and IAS 39 ‘Financial Instruments’
HSBC has applied both the first set of amendments (‘Phase 1’) and the second set of amendments (‘Phase 2’) to IFRS 9 and IAS 39 applicable to hedge accounting. The hedge accounting relationships that are affected by Phase 1 and Phase 2 amendments are presented in the balance sheet as ‘Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income’, ‘Loans and advances to customers’, ‘Debt securities in issue’ and ‘Deposits by banks’. The notional value of the derivatives impacted by the Ibor reform, including those designated in hedge accounting relationships, is disclosed in Note 29 on page 173.
For some of the Ibors included under the 'Other' header, in the table below, judgment has been needed to establish whether a transition is required, since there are Ibor benchmarks which are subject to computation methodology improvements and insertion of fallback provisions without full clarity being provided by their administrators on whether these Ibor benchmarks will be demised.
The notional amounts of Interest Rate derivatives designated in hedge accounting relationships do not represent the extent of the risk exposure managed by the group but they are expected to be directly affected by market-wide Ibor reform and in scope of Phase 1 amendments and are shown in the table below. The cross-currency swaps designated in hedge accounting relationships and affected by Ibor reform are not significant and have not been presented below.

Hedging instrument impacted by Ibor Reform
	Hedging instrument
	Impacted by Ibor Reform				NOT Impacted by Ibor Reform	Notional Amount[1]
	EUR[2]	USD	Other[3]	Total
	£m	£m	£m	£m	£m	£m
Fair Value Hedges	7,433	—	141	7,574	25,175	32,749
Cash Flow Hedges	8,508	—	—	8,508	33,823	42,331
At 31 Dec 2023	15,941	—	141	16,082	58,998	75,080

Fair Value Hedges	7,581	225	105	7,911	18,738	26,649
Cash Flow Hedges	7,359	—	—	7,359	22,136	29,495
At 31 Dec 2022	14,940	225	105	15,270	40,874	56,144

1    The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2 The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are Fair value hedges of £7,433m (31 Dec 2022: £7,581m) and Cash flow hedges £8,508m (31 Dec 2022: £7,359m).
3 Other benchmarks impacted by Ibor reform comprise derivatives that are expected to transition, but do not have a published cessation date.